Short-Term Investments - Schedule of Available-for-Sale Securities Reconciliation (Details) - US Government Debt Securities - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Marketable Securities [Line Items]
Amortized cost	$ 94,910	$ 76,315
Unrealized gain	32	41
Total fair value	$ 94,942	$ 76,356